Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
BMO Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income exempt from federal income tax consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments, and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund's portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs). Prior to October 14, 2016, the securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. government securities and shares of other registered money market funds are not subject to this requirement). Effective October 14, 2016, the Fund may invest only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board's consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength.

		The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 60 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board's monetary policy. By developing an interest rate outlook and adjusting the portfolio's maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund does not intend to impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors, but reserves the right to change this policy, subject to providing advance notice of any such change. An investment in the Fund is not a deposit of BMO Harris Bank, N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or "called"), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Management Risks. The Adviser's judgments about the attractiveness, value, and potential appreciation of the Fund's investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund's manager will produce the desired results.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Regulatory Changes Risk. In July 2014, the SEC adopted changes to the rules that govern the way in which money market funds are operated. These changes, which have phased in effective dates, with most significant changes taking effect in October 2016, will: (i) categorize all money market funds as either institutional, retail, or government money market funds; (ii) require funds operating as government money market funds to invest at least 99.5% of their assets in U.S. government securities; (iii) require institutional funds to operate with a floating net asset value; and (iv) require institutional and retail funds to adopt policies and procedures regarding "liquidity fees" and "redemption gates," and permit (but not require) government money market funds to do the same. These changes, which also amend the diversification, stress testing, and disclosure requirements applicable to money market funds, may affect the Fund's investment strategies, operations, and/or return potential.

		Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund's performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank, N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

		The Lipper Tax-Exempt Money Market Funds Index (LTEMMFI) tracks the total return performance of the 30 largest mutual funds in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y—Annual Total Returns (calendar years 2005-2014)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class Y shares of the Fund from January 1, 2015 through September 30, 2015 was 0.02%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2007	0.85%
Worst quarter	3/31/2014	0.00%

		7-Day Net Yield as of December 31, 2014 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

		The Lipper Tax-Exempt Money Market Funds Index (LTEMMFI) tracks the total return performance of the 30 largest mutual funds in this Lipper category.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-Day Net Yield as of December 31, 2014
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
BMO Tax-Free Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	288
10 Years	rr_ExpenseExampleYear10	657
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	162
5 Years	rr_ExpenseExampleNoRedemptionYear05	288
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 657
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	3.11%
2007	rr_AnnualReturn2007	3.35%
2008	rr_AnnualReturn2008	2.25%
2009	rr_AnnualReturn2009	0.77%
2010	rr_AnnualReturn2010	0.18%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.04%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class Y shares of the Fund from January 1, 2015 through September 30, 2015
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Year	rr_AverageAnnualReturnYear05	0.06%
10 Year	rr_AverageAnnualReturnYear10	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2004
BMO Tax-Free Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	82
5 Years	rr_ExpenseExampleYear05	149
10 Years	rr_ExpenseExampleYear10	348
1 Year	rr_ExpenseExampleNoRedemptionYear01	20
3 Years	rr_ExpenseExampleNoRedemptionYear03	82
5 Years	rr_ExpenseExampleNoRedemptionYear05	149
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 348
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Year	rr_AverageAnnualReturnYear05	0.21%
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2005
BMO Tax-Free Money Market Fund | IMNTFNR (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Year	rr_AverageAnnualReturnYear05	0.02%
10 Year	rr_AverageAnnualReturnYear10	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2005
BMO Tax-Free Money Market Fund | LTEMMFI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Year	rr_AverageAnnualReturnYear05	0.02%
10 Year	rr_AverageAnnualReturnYear10	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2005

[1]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[2]	Prior to the date hereof, the Premier Class shares of the Fund were referred to as "Institutional Class (Class I)" shares. Premier Class shares have the same preferences, limitations and relative rights as Institutional Class shares and differ in name only.
[3]	Returns for the Lipper Tax-Exempt Money Market Funds Index are not available for this period.